UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09463

        Nuveen Ohio Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

		Portfolio of Investments (Unaudited)
		Nuveen Ohio Dividend Advantage Municipal Fund (NXI)
		April 30, 2005

Principal			Optional Call		Market
Amount (000)		Description(1)	Provisions*	Ratings**	Value

		Consumer Staples - 1.7% (1.1% of Total Investments)
$1,120		Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,129,106
		2002, 5.375%, 5/15/33

		Education and Civic Organizations - 23.1% (16.1% of Total Investments)
1,165		Cleveland-Cuyahoga County Port Authority, Ohio, Lease Revenue Bonds, Euclid Avenue Housing	8/15 at 100.00	AAA	1,244,744
		Corporation Fenn Tower Project, Series 2005, 5.000%, 8/01/23 - AMBAC Insured
1,000		Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2000,	12/10 at 101.00	AAA	1,098,080
		5.500%, 12/01/25 - AMBAC Insured
2,000		Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2001,	11/11 at 101.00	AA	2,129,200
		5.200%, 11/01/26
2,650		Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University Project,	5/12 at 100.00	A2	2,762,811
		Series 2002, 5.000%, 5/01/22
1,760		Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%, 12/01/20 -	6/14 at 100.00	AAA	1,893,091
		MBIA Insured
3,150		Student Loan Funding Corporation, Cincinnati, Ohio, Student Loan Subordinated Revenue Refunding	No Opt. Call	A	3,159,860
		Bonds, Series 1992D, 6.600%, 7/01/05 (Alternative Minimum Tax)
2,735		University of Cincinnati, Ohio, General Receipts Bonds, Series 2002F, 5.375%, 6/01/19	6/12 at 100.00	AA-	2,966,080

		Healthcare - 18.8% (13.1% of Total Investments)
1,100		Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	Aa3	1,216,853
		6.000%, 1/01/32
1,950		Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 1999,	11/09 at 101.00	AAA	2,097,713
		5.375%, 11/15/29 - AMBAC Insured
2,500		Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley	5/06 at 102.00	BBB+	2,596,525
		Medical Center, Series 1996A, 6.375%, 5/15/26
1,000		Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	1,037,430
		Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement
		Bonds, Series 1998:
2,250		5.250%, 11/01/13	11/08 at 101.00	A-	2,355,615
2,000		5.375%, 11/01/29	11/08 at 101.00	A-	2,051,800
1,000		Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	1,083,840
		Obligated Group, Series 2000B, 6.375%, 11/15/30

		Housing/Multifamily - 7.3% (5.1% of Total Investments)
1,790		Lucas Northgate Housing Development Corporation, Ohio, FHA-Insured Section 8 Assisted Mortgage	7/05 at 101.00	Aaa	1,806,540
		Revenue Refunding Bonds, Northgate Apartments, Series 1999A, 5.950%, 7/01/19 - MBIA Insured
2,885		Ohio Housing Finance Agency, FHA-Insured Mortgage Revenue Bonds, Asbury Woods Project, Series	4/11 at 102.00	Aa2	3,021,576
		2001A, 5.450%, 4/01/26

		Housing/Single Family - 3.9% (2.7% of Total Investments)
650		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	684,424
		Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)
1,325		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	1,360,272
		Bonds, Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)
390		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	394,965
		Bonds, Series 2000F, 5.625%, 9/01/16
145		Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/12 at 100.00	Aaa	150,156
		Bonds, Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)

		Long-Term Care - 4.0% (2.8% of Total Investments)
1,000		Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services,	7/11 at 101.00	BBB	1,110,840
		Series 2001A, 7.125%, 7/01/29
1,470		Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	1,532,916
		5.750%, 10/01/19

		Tax Obligation/General - 40.3% (28.0% of Total Investments)
1,000		Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds,	12/10 at 100.00	Aa2	1,053,850
		Series 2001, 5.000%, 12/01/25
1,000		Centerville, Ohio, General Obligation Limited Tax Bonds, Capital Facilities Improvement, Series	12/11 at 100.00	Aa3	1,051,430
		2001, 5.125%, 12/01/26
1,000		Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,143,030
		5.500%, 12/01/15 - FSA Insured
500		Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	539,685
		Jackson City School District, Jackson County, Ohio, Unlimited Tax General Obligation School
		Improvement Bonds, Series 2001:
880		5.500%, 12/01/22 - MBIA Insured	6/11 at 100.00	Aaa	972,690
935		5.500%, 12/01/23 - MBIA Insured	6/11 at 100.00	Aaa	1,033,484
1,000		Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	1,117,710
		5.250%, 12/01/16 - FSA Insured
2,000		Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,099,280
		Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured
1,000		Middletown City School District, Butler County, Ohio, General Obligation Bonds, Series 2004,	12/13 at 100.00	Aaa	1,063,970
		5.000%, 12/01/25 - FGIC Insured
1,000		Nordonia Hills City School District, Ohio, School Improvement Bonds, Series 2000, 5.450%, 12/01/25 -	12/10 at 101.00	AAA	1,094,680
		AMBAC Insured
2,000		Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20	2/11 at 100.00	AA+	2,116,560
1,900		Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,	6/14 at 100.00	AAA	2,075,636
		Series 2004A, 5.250%, 12/01/23 - FGIC Insured
1,850		Swanton Local School District, Fulton County, Ohio, General Obligation Bonds, Series 2001, 5.250%,	12/11 at 101.00	AAA	2,000,313
		12/01/25 - FGIC Insured
1,275		Sycamore Community School District, Hamilton County, Ohio, Unlimited Tax General Obligation School	12/09 at 101.00	AAA	1,354,101
		Improvement Bonds, Series 1999, 5.000%, 12/01/23 - MBIA Insured
1,345		Troy City School District, Miami County, Ohio, General Obligation Bonds, Series 2005, 5.000%,	12/14 at 100.00	Aaa	1,421,867
		12/01/28 - FSA Insured
1,485		West Chester Township, Butler County, Ohio, Various Purpose Limited Tax General Obligation	11/11 at 101.00	Aaa	1,663,155
		Refunding Bonds, Series 2001, 5.500%, 12/01/17 - AMBAC Insured
1,500		Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General	6/11 at 100.00	AAA	1,558,515
		Obligation Bonds, Series 2001, 5.000%, 12/01/27 - MBIA Insured
2,965		Franklin County, Worthington, Ohio, Various Purpose Unlimited Tax General Obligation Bonds, Series	12/11 at 100.00	AA+	3,242,079
		2001, 5.375%, 12/01/21

		Tax Obligation/Limited - 12.0% (8.4% of Total Investments)
1,415		Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	1,515,309
		5.000%, 12/01/21 - FGIC Insured
345		Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects,	4/15 at 100.00	AAA	366,821
		Series 2005A, 5.000%, 4/01/25 - FSA Insured
4,000		Puerto Rico Municipal Finance Agency, Series 1999A, 6.000%, 8/01/16 - FSA Insured	8/09 at 101.00	AAA	4,476,160
1,400		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,596,490
		10/01/19

		Transportation - 5.0% (3.5% of Total Investments)
2,000		Ohio Turnpike Commission, Revenue Bonds, Series 2001A, 5.500%, 2/15/26	2/11 at 100.00	AA	2,173,060
1,000		Toledo-Lucas County Port Authority, Ohio, Revenue Refunding Bonds, CSX Transportation Inc., Series	No Opt. Call	Baa2	1,146,030
		1992, 6.450%, 12/15/21

		U.S. Guaranteed *** - 5.1% (3.6% of Total Investments)
1,000		Medina City School District, Medina County, Ohio, Unlimited Tax General Obligation School Building	12/09 at 100.00	AAA	1,093,880
		Construction Bonds, Series 1999, 5.250%, 12/01/28 (Pre-refunded to 12/01/09) - FGIC Insured
2,000		University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A, 5.750%, 6/01/17	6/11 at 101.00	AAA	2,290,340
		(Pre-refunded to 6/01/11) - FGIC Insured

		Utilities - 12.6% (8.8% of Total Investments)
1,440		American Municipal Power Ohio Inc., Wadsworth, Electric System Improvement Revenue Bonds, Series	2/12 at 100.00	Aaa	1,572,480
		2002, 5.250%, 2/15/17 - MBIA Insured
910		Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/18 - AMBAC	12/10 at 101.00	AAA	1,011,472
		Insured
1,000		Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5,	2/14 at 100.00	AAA	1,063,630
		American Municipal Power Ohio Inc., Belleville Hydroelectric Project, Series 2004, 5.000%, 2/15/21 -
		AMBAC Insured
1,500		Ohio Air Quality Development Authority, Revenue Refunding Bonds, Dayton Power and Light Company	9/05 at 102.00	Ba1	1,533,150
		Project, Series 1995, 6.100%, 9/01/30
2,000		Ohio Air Quality Development Authority, Revenue Refunding Bonds, Ohio Power Company Project, Series	5/09 at 101.00	AAA	2,125,080
		1999C, 5.150%, 5/01/26 - AMBAC Insured
1,000		Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,006,360
		1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

		Water and Sewer - 9.8% (6.8% of Total Investments)
2,000		Akron, Ohio, Sanitary Sewer System Revenue Refunding Bonds, Series 1997, 5.550%, 12/01/16 - MBIA	12/06 at 101.00	AAA	2,101,580
		Insured
1,700		Cincinnati, Ohio, Water System Revenue Bonds, Series 2001, 5.125%, 12/01/21	6/11 at 100.00	AA+	1,820,411
2,375		Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program,	12/13 at 100.00	Aaa	2,545,596
		Series 2003, 5.000%, 12/01/23 - MBIA Insured

$88,755		Total Long-Term Investments (cost $89,531,093) - 143.6%			94,924,321

		Other Assets Less Liabilities - 3.3%			2,172,264
		Preferred Shares, at Liquidation Value - (46.9)%			(31,000,000)

		Net Assets Applicable to Common Shares - 100%			$66,096,585

	(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
		unless otherwise noted.
	*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
		may be other call provisions at varying prices at later dates.
	**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
	***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
		securities which ensures the timely payment of principal and interest.
	N/R	Investment is not rated.
		Income Tax Information
		The following information is presented on an income tax basis. Differences between amounts for financial statement
		and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
		discount securities and timing differences in recognizing certain gains and losses on security transactions.
		At April 30, 2005, the cost of investments was $89,471,508.
		Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005, were as
		follows:

		Gross unrealized:
		Appreciation			$5,459,002
		Depreciation			(6,189)

		Net unrealized appreciation of investments			$5,452,813

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.